Columbia Floating Rate Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.4%
Issuer	Shares	Value ($)
Communication Services 0.3%
Diversified Telecommunication Services 0.2%
Windstream Services LLC(a)	139,708	2,060,693
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	276,543
iHeartMedia, Inc., Class A(a)	84,607	177,675
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		454,218
Total Communication Services		2,514,911
Consumer Discretionary 0.0%
Broadline Retail 0.0%
Belk, Inc.(a),(c)	231	2,425
Household Durables 0.0%
Serta Simmons Bedding LLC(a)	394	2,791
Total Consumer Discretionary		5,216
Energy 0.0%
Energy Equipment & Services 0.0%
McDermott International Ltd.(a)	184,336	35,577
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(a)	64,498	18,704
Southcross Energy Partners LLC(a),(b),(c)	107,918	0
Southcross Energy Partners LLC, Class A(a),(b),(c)	2,041,444	2
Total		18,706
Total Energy		54,283
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(a)	4,398	2,643
Total Financials		2,643
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare Corp.(a)	33,311	235,259
Total Health Care		235,259
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(a)	60,744	149,582
Total Industrials		149,582
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.1%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a)	8,710	3,833
Software 0.1%
Avaya Holdings Corp.(a),(c)	11,843	62,176
Avaya Holdings Corp.(a),(c)	57,166	300,121
Total		362,297
Total Information Technology		366,130
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(a),(b),(c)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $6,982,543)		3,328,026

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	9,297	2,371
Total Information Technology			2,371
Total Convertible Preferred Stocks (Cost $201,433)			2,371

Corporate Bonds & Notes 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.2%
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	1,250,000	1,239,816
Chemicals 0.2%
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,000,000	900,972
WR Grace Holdings LLC(d)
08/15/2029	5.625%	1,000,000	896,754
Total			1,797,726
Environmental 0.2%
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	1,250,000	1,222,763

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.4%
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,407,355
United Wholesale Mortgage LLC(d)
04/15/2029	5.500%	1,250,000	1,162,073
Total			3,569,428
Food and Beverage 0.1%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	733,000	722,673
Gaming 0.2%
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,000,000	1,992,599
Health Care 0.2%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	2,000,000	1,926,602
Independent Energy 0.5%
Baytex Energy Corp.(d)
04/30/2030	8.500%	2,000,000	2,083,829
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,000,000	1,947,762
Total			4,031,591
Leisure 0.1%
Viking Cruises Ltd.(d)
09/15/2027	5.875%	1,250,000	1,211,565
Media and Entertainment 0.1%
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	404,288
05/01/2027	8.375%	867,232	460,261
Total			864,549
Metals and Mining 0.1%
Constellium SE(d)
06/15/2028	5.625%	1,250,000	1,206,366
Midstream 0.3%
Venture Global LNG, Inc.(d)
06/01/2028	8.125%	2,000,000	2,045,960
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	1,000,000	926,588
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	4,614,000	4,529,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
GoTo Group, Inc.(d)
05/01/2028	5.500%	935,500	799,284
05/01/2028	5.500%	1,089,500	729,971
Imola Merger Corp.(d)
05/15/2029	4.750%	1,500,000	1,381,045
NCR Corp.(d)
04/15/2029	5.125%	2,000,000	1,837,975
Total			4,748,275
Wireless 0.2%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,500,000	1,229,726
Total Corporate Bonds & Notes (Cost $32,878,237)			33,265,350

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
Floating Rate 1.0%
First Trust Senior Loan ETF	77,000	3,538,150
Invesco Senior Loan ETF	47,500	999,875
SPDR Blackstone Senior Loan ETF	85,000	3,568,300
Total		8,106,325
Total Exchange-Traded Fixed Income Funds (Cost $7,941,693)		8,106,325

Senior Loans 90.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Dynasty Acquisition Co., Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 08/24/2028	8.816%	2,201,686	2,211,703
Tranche B2 Term Loan
1-month Term SOFR + 3.500% 08/24/2028	8.816%	848,913	852,776
TransDigm, Inc.(e),(f),(g)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	8.598%	3,903,076	3,921,850
Total			6,986,329
Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.8%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.336%	3,135,766	3,258,250
6-month Term SOFR + 3.500% 06/04/2029	8.775%	2,287,063	2,293,741
United Airlines, Inc.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/22/2031	8.076%	1,123,187	1,126,343
WestJet Airlines Ltd.(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 12/11/2026	8.418%	115,715	115,715
Total			6,794,049
Automotive 1.3%
American Axle & Manufacturing, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.921%	2,616,426	2,625,427
Clarios Global LP(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/06/2030	8.316%	3,853,621	3,863,255
First Brands Group LLC(e),(f)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.591%	1,201,713	1,145,833
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.591%	2,905,141	2,780,452
Total			10,414,967
Brokerage/Asset Managers/Exchanges 2.3%
AlixPartners LLP(e),(f)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.930%	2,429,871	2,435,606
Allspring Buyer LLC(e),(f)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.824%	1,304,032	1,299,312
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Group, Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 4.500% 08/09/2030	9.916%	1,478,383	1,485,109
Citadel Securities LP(e),(f)
Term Loan
1-month Term SOFR + 2.250% 07/29/2030	7.566%	3,623,059	3,629,871
Hightower Holding LLC (e),(f)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.586%	3,227,729	3,237,832
Russell Investments US Institutional Holdco, Inc.(e),(f),(h)
Pay-In-Kind Term Loan
1-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.330%	4,176,360	3,737,842
VFH Parent LLC(e),(f)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.416%	3,091,127	3,086,304
Total			18,911,876
Building Materials 4.4%
Beacon Roofing Supply, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.000% 05/19/2028	7.316%	2,019,937	2,024,826
Cornerstone Building Brands, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	8.671%	3,081,542	3,012,207
Covia Holdings LLC(e),(f)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	9.568%	3,080,573	3,066,464
CPG International LLC(e),(f)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/28/2029	7.916%	1,240,554	1,242,105
Foundation Building Materials, Inc.(e),(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.841%	2,992,308	2,997,724

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Foundation Building Materials, Inc.(e),(f)
Term Loan
1-month Term SOFR + 4.000% 01/29/2031	9.329%	469,011	472,088
Hunter Douglas Holding BV(e),(f)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.824%	2,214,843	2,196,659
LBM Acquisition LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/17/2027	9.166%	2,732,756	2,733,904
Park River Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.814%	2,133,694	2,104,910
Quikrete Holdings, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	7.819%	1,939,240	1,939,939
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	7.569%	1,498,824	1,498,958
SRS Distribution, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 06/02/2028	8.666%	1,687,782	1,698,297
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.930%	1,424,088	1,434,128
Standard Building Solutions, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 09/22/2028	7.680%	3,235,828	3,243,594
White Cap Supply Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	9.066%	3,878,170	3,889,804
Wilsonart LLC(e),(f)
Tranche E Term Loan
3-month Term SOFR + 3.250% Floor 1.000% 12/31/2026	8.652%	2,203,230	2,206,953
Total			35,762,560
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.2%
CSC Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.821%	2,755,678	2,654,793
DIRECTV Financing LLC(e),(f)
Term Loan
1-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	10.430%	1,089,036	1,094,285
Iridium Satellite LLC(e),(f)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 09/20/2030	7.816%	2,749,210	2,750,062
Telesat Canada(e),(f)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	8.355%	5,156,123	2,585,589
UPC Financing Partnership(e),(f)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.435%	4,250,000	4,233,000
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.935%	2,000,000	1,961,500
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.685%	2,175,000	2,140,200
Total			17,419,429
Chemicals 4.0%
Aruba Investments Holdings LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/24/2027	9.416%	1,445,339	1,401,372
Ascend Performance Materials Operations LLC(e),(f)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	10.074%	2,142,170	2,100,998
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(e),(f)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	7.330%	1,101,702	1,104,456
Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco SARL(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	9.334%	2,950,810	2,827,850
Ineos Quattro Holdings UK Ltd.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.666%	2,650,500	2,640,561
Ineos US Finance LLC(e),(f)
Term Loan
1-month Term SOFR + 3.500% 02/18/2030	8.916%	1,496,231	1,498,101
Innophos Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% 02/05/2027	8.930%	2,665,649	2,660,664
Nouryon Finance BV(e),(f)
Term Loan
3-month Term SOFR + 4.000% 04/03/2028	9.419%	1,670,275	1,673,414
1-month Term SOFR + 4.000% 04/03/2028	9.423%	2,260,771	2,262,467
Olympus Water US Holding Corp.(e),(f)
Term Loan
3-month Term SOFR + 3.750% 11/09/2028	9.321%	2,178,177	2,181,205
Tranche B4 Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 11/09/2028	9.576%	1,415,549	1,419,979
PMHC II, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.706%	2,057,537	2,025,398
Sparta US Holdco LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 08/02/2028	8.693%	1,955,000	1,958,969
Tronox Finance LLC(e),(f)
Term Loan
1-month Term SOFR + 3.500% 08/16/2028	8.816%	865,694	866,239
Windsor Holdings III LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/01/2030	9.319%	3,664,253	3,691,735
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(e),(f)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.321%	1,736,675	1,736,675
Total			32,050,083
Construction Machinery 0.1%
Columbus McKinnon Corp.(e),(f)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	7.809%	1,119,569	1,123,768
Consumer Cyclical Services 4.8%
Allied Universal Holdco LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	9.166%	1,984,733	1,985,110
Amentum Government Services Holdings LLC(e),(f)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.430%	1,447,368	1,447,976
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	9.315%	2,481,061	2,484,162
APX Group, Inc.(e),(f)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	10.750%	2,792,836	2,792,837
Arches Buyer, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.666%	4,072,508	3,927,160
Cast & Crew LLC(e),(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.080%	1,598,391	1,597,711
Conservice Midco LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/13/2027	9.316%	3,387,707	3,391,942
Corporation Service Co.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/02/2029	8.066%	2,720,886	2,726,545

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cushman & Wakefield US Borrower LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% 08/21/2025	8.180%	89,913	89,733
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	8.666%	1,231,886	1,233,426
1-month Term SOFR + 3.750% Floor 0.500% 01/31/2030	9.066%	1,960,890	1,965,792
Fleet Midco I Ltd.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% 02/21/2031	8.566%	2,546,605	2,552,972
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(e),(f)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% 11/09/2029	7.316%	1,118,550	1,118,505
PG Polaris Bidco SARL(e),(f)
Term Loan
3-month Term SOFR + 3.500% 03/26/2031	8.812%	2,515,760	2,524,138
Prime Security Services Borrower LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 10/13/2030	7.579%	1,476,792	1,478,565
Sotheby’s(e),(f)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 01/15/2027	10.090%	2,436,821	2,372,342
Uber Technologies, Inc.(e),(f)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.079%	3,153,205	3,171,935
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month Term SOFR + 5.750% Floor 1.000% 06/22/2026	11.335%	1,010,041	1,011,879
WW International, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.930%	2,871,875	1,286,973
Total			39,159,703
Consumer Products 3.3%
Amer Sports Co.(e),(f)
Term Loan
3-month Term SOFR + 3.250% 02/17/2031	8.576%	4,346,419	4,355,938
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier Recreational Products, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	8.066%	987,307	987,307
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	8.066%	2,924,305	2,925,679
Kronos Acquisition Holdings, Inc.(e),(f)
Tranche B1 Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/22/2026	9.314%	2,982,038	2,984,513
Osmosis Buyer Ltd.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	9.324%	1,240,530	1,244,128
Recess Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.843%	1,877,836	1,882,531
SRAM LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	8.180%	2,599,771	2,597,613
SWF Holdings I Corp.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	9.430%	2,698,242	2,278,504
Thor Industries, Inc. (e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 11/15/2030	8.077%	951,757	955,725
Topgolf Callaway Brands Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	8.316%	2,499,819	2,506,518
Weber-Stephen Products LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	8.680%	4,036,033	3,711,456
Total			26,429,912
Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 3.6%
Barnes Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.500% 09/03/2030	7.816%	1,860,902	1,863,805
CD&R Hydra Buyer, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.000% 03/25/2031	9.420%	667,236	672,794
DXP Enterprises, Inc.(e),(f)
Term Loan
6-month Term SOFR + 4.750% Floor 1.000% 10/11/2030	10.164%	2,617,431	2,627,247
EMRLD Borrower LP(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/31/2030	7.816%	2,511,699	2,519,109
Filtration Group Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.930%	689,279	690,430
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.680%	2,224,389	2,231,351
Gates Global LLC(e),(f)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 03/31/2027	7.916%	1,707,815	1,711,777
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 11/16/2029	8.316%	992,443	995,311
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 5.000% 02/01/2029	8.326%	2,063,492	2,073,376
Madison IAQ LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% 06/21/2028	8.680%	3,650,798	3,650,323
TK Elevator Midco GmbH(e),(f)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.791%	3,506,388	3,519,607
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vertiv Group Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 03/02/2027	7.943%	1,878,757	1,884,300
WEC US Holdings Ltd.(e),(f)
Term Loan
1-month Term SOFR + 2.750% 01/27/2031	8.066%	4,358,675	4,360,505
Total			28,799,935
Electric 2.0%
Calpine Construction Finance Co. LP(e),(f)
Term Loan
1-month Term SOFR + 2.250% 07/31/2030	7.566%	1,389,943	1,388,525
Calpine Corp.(e),(f)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	7.316%	1,435,898	1,435,208
1-month Term SOFR + 2.000% 01/13/2031	7.316%	1,000,000	998,080
Carroll County Energy LLC(e),(f)
Term Loan
3-month Term SOFR + 3.500% 02/13/2026	8.902%	1,153,393	1,141,859
EFS Cogen Holdings I LLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	9.080%	3,378,846	3,376,751
Generation Bridge Northeast LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/22/2029	8.816%	2,056,275	2,063,122
Nautilus Power LLC(e),(f)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.814%	1,205,973	1,063,066
New Frontera Holdings LLC(c),(e),(f)
1st Lien Term Loan
3-month Term SOFR + 13.000% Floor 1.000% 07/28/2026	18.564%	979,319	1,214,356
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	7.064%	339,370	237,559

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Zero Operating Company LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	8.068%	3,066,783	3,077,200
Total			15,995,726
Environmental 0.9%
Covanta Holdings Corp. (e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.816%	3,176,813	3,175,097
Tranche C Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.816%	242,820	242,689
EnergySolutions LLC/Envirocare of Utah LLC (e),(f)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/20/2030	9.316%	3,785,808	3,798,642
Total			7,216,428
Finance Companies 0.1%
Avolon Borrower 1 LLC(e),(f)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.315%	1,255,283	1,257,504
Food and Beverage 1.9%
Aramark Intermediate HoldCo Corp.(e),(f)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	7.316%	2,023,518	2,022,264
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	7.316%	1,488,750	1,486,889
Del Monte Foods, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	9.668%	2,729,582	2,306,496
Naked Juice LLC(e),(f)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.402%	1,000,000	835,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primary Products Finance LLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.952%	2,592,385	2,590,778
Triton Water Holdings, Inc.(e),(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.814%	3,807,018	3,790,867
UTZ Quality Foods(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 01/20/2028	8.062%	2,060,931	2,065,568
Total			15,097,862
Gaming 4.5%
Caesars Entertainment, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/06/2030	8.666%	4,470,009	4,474,480
ECL Entertainment LLC(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 4.000% 08/31/2030	9.317%	2,005,163	2,019,720
Entain PLC(e),(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.909%	5,043,151	5,055,295
Fertitta Entertainment LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	9.069%	3,641,406	3,647,924
Flutter Entertainment PLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/25/2030	7.559%	2,930,108	2,932,716
HRNI Holdings LLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.702%	3,997,967	3,925,523
Light and Wonder International, Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 04/14/2029	8.071%	1,894,261	1,895,834
Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Gaming GTA LP(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.559%	4,002,996	4,022,171
PCI Gaming Authority(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/29/2026	7.930%	2,000,000	2,003,260
Penn Entertainment, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.166%	1,984,849	1,985,464
Scientific Games Holdings LP(e),(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/04/2029	8.556%	4,566,262	4,565,531
Total			36,527,918
Health Care 4.9%
Agiliti Health, Inc.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/01/2030	8.332%	1,100,030	1,106,916
Auris Luxembourg III SARL(e),(f),(g)
Term Loan
3-month Term SOFR + 4.250% 02/27/2029	8.075%	2,000,000	2,000,000
Catalent Pharma Solutions, Inc.(e),(f)
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/22/2028	8.315%	3,011,358	3,022,651
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/29/2028	8.680%	1,657,705	1,659,959
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(e),(f)
Tranche B 1st Lien Delayed Draw Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.659%	869,758	871,932
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.659%	1,884,475	1,889,186
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ICON PLC(e),(f)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.309%	1,563,075	1,568,640
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/23/2028	7.302%	389,441	390,828
Medline Borrower LP(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.068%	5,686,017	5,698,583
Parexel International, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/15/2028	8.680%	3,890,076	3,900,230
Pluto Acquisition I, Inc.(e),(f)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	10.687%	777,784	784,589
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	9.316%	2,891,947	2,544,913
Select Medical Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.316%	3,321,357	3,323,449
Star Parent, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.309%	2,332,703	2,331,256
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% 12/19/2030	8.815%	3,552,664	3,571,174
Team Health Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	10.579%	1,616,324	1,409,370
Upstream Newco, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.841%	3,917,370	3,581,613
Total			39,655,289

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.8%
Hamilton Projects Acquiror LLC(e),(f)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 06/17/2027	9.930%	3,247,234	3,264,152
Parkway Generation LLC(e),(f)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.341%	2,737,525	2,723,837
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.341%	363,663	361,845
Total			6,349,834
Leisure 3.7%
Alterra Mountain Co.(e),(f)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.577%	2,974,417	2,984,322
Tranche B5 Term Loan
1-month Term SOFR + 3.500% 05/31/2030	8.827%	964,342	969,163
Carnival Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 08/09/2027	8.319%	491,978	494,438
Carnival Corp. (e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	8.067%	3,403,593	3,414,247
Cinemark USA, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	9.062%	3,842,975	3,855,311
Formula One Management Ltd.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.559%	4,000,000	4,003,000
Life Time, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 01/15/2026	9.591%	2,684,339	2,694,405
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Motion Acquisition Ltd.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	9.071%	3,329,531	3,323,705
NAI Entertainment Holdings LLC(e),(f),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 05/08/2025	8.434%	3,195,275	3,175,975
UFC Holdings LLC(e),(f)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.336%	2,873,130	2,877,612
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(e),(f)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.180%	2,245,694	2,250,365
Total			30,042,543
Lodging 1.0%
Hilton Grand Vacations Borrower LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.816%	2,582,213	2,583,840
Playa Resorts Holding BV(e),(f)
Term Loan
1-month Term SOFR + 3.250% 01/05/2029	8.565%	2,853,390	2,863,433
Travel + Leisure Co.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	8.665%	2,681,422	2,686,115
Total			8,133,388
Media and Entertainment 5.1%
AppLovin Corp.(e),(f)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.816%	2,445,160	2,446,994
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 03/24/2031	9.565%	4,429,298	4,437,226
CMG Media Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2026	8.909%	2,758,584	2,322,949
Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 11/27/2028	8.566%	4,668,019	4,682,304
Dotdash Meredith, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.429%	1,513,456	1,498,321
E.W. Scripps Co. (The)(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	7.993%	1,439,699	1,419,759
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	8.430%	823,500	771,875
Gray Television, Inc.(e),(f)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	8.442%	2,910,000	2,728,445
Hubbard Radio LLC(e),(f)
Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 03/28/2025	9.700%	1,991,461	1,632,998
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	8.430%	1,703,204	1,484,377
MH Sub I LLC/Micro Holding Corp.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.566%	1,994,975	1,986,815
Nielsen Consumer, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	9.066%	2,940,691	2,834,091
Playtika Holding Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.180%	4,060,568	4,059,796
Sinclair Television Group, Inc.(e),(f)
Tranche B3 Term Loan
3-month Term SOFR + 3.000% 04/01/2028	8.591%	1,195,474	931,346
StubHub Holdco Sub LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	10.066%	3,419,994	3,416,779
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.680%	4,165,000	4,151,131
Total			40,805,206
Midstream 2.5%
AL GCX Holdings LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/17/2029	8.573%	2,000,000	2,004,640
CQP Holdco LP(e),(f)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/31/2030	8.302%	3,982,034	3,992,388
GIP III Stetson I LP/II(e),(f)
Term Loan
1-month Term SOFR + 4.250% 10/31/2028	9.666%	2,424,474	2,430,535
ITT Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/11/2030	8.429%	3,624,136	3,624,136
Oryx Midstream Services Permian Basin LLC(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.436%	2,683,676	2,690,385
Traverse Midstream Partners LLC(e),(f)
Term Loan
3-month Term SOFR + 3.500% 02/16/2028	8.830%	3,378,605	3,381,780
Whitewater DBR Holdco LLC(e),(f)
Term Loan
3-month Term SOFR + 2.750% 03/03/2031	8.052%	1,945,945	1,946,763
Total			20,070,627
Oil Field Services 0.3%
ChampionX Corp.(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	8.168%	1,990,000	1,995,473
Lealand Finance Co. BV(c),(e),(f)
Term Loan
1-month Term SOFR + 3.000% 06/28/2024	8.430%	33,314	16,657

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lealand Finance Co. BV(e),(f),(h)
Term Loan
1-month Term SOFR + 1.000% 06/30/2025	6.430%	463,440	139,032
Total			2,151,162
Other Financial Institutions 2.1%
19th Holdings Golf LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.673%	1,240,530	1,222,704
Citco Funding LLC(e),(f)
Tranche B Term Loan
6-month Term SOFR + 3.250% Floor 0.500% 04/27/2028	8.422%	1,567,555	1,571,082
FinCo I LLC(e),(f)
Term Loan
3-month Term SOFR + 3.000% 06/27/2029	8.330%	1,837,477	1,841,739
Freeport LNG Investments LLLP(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.086%	4,404,085	4,374,049
GIP Pilot Acquisition Partners LP(e),(f)
Term Loan
3-month Term SOFR + 3.000% 10/04/2030	8.308%	2,887,957	2,898,065
IGT Holding IV AB/IFS(e),(f)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	3,019,926	3,027,476
Trans Union LLC(e),(f)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.316%	1,857,408	1,858,801
Total			16,793,916
Other Industry 0.8%
Artera Services LLC(e),(f),(g)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.809%	1,695,388	1,708,816
Brand Industrial Services, Inc.(e),(f)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.799%	217,569	218,159
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hillman Group, Inc. (The)(e),(f)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/14/2028	7.818%	1,581,698	1,583,422
WireCo WorldGroup, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	9.075%	2,617,578	2,624,122
Total			6,134,519
Packaging 2.4%
Anchor Glass Container Corp.(e),(f)
2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 1.000% 12/07/2024	13.317%	333,333	138,333
Charter Next Generation, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/01/2027	8.816%	4,320,519	4,335,512
Clydesdale Acquisition Holdings, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.091%	4,011,602	4,026,646
Flint Group Packaging Inks North America Holdings LLC(e),(f),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.688%	1,535,131	1,253,050
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.688%	2,047,179	273,810
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.838%	2,968,251	2,800,040
Mauser Packaging Solutions Holding Co.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.750% 04/15/2027	9.078%	1,374,868	1,375,336
Pactiv Evergreen, Inc.(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 02/05/2026	8.680%	580,074	582,829
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/24/2028	8.680%	3,266,112	3,281,887
Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tosca Services LLC(e),(f)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	9.091%	1,920,004	1,705,597
Total			19,773,040
Pharmaceuticals 0.9%
Jazz Pharmaceuticals PLC(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.430%	4,584,747	4,610,559
Organon & Co.(e),(f)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.433%	2,600,000	2,610,556
Total			7,221,115
Property & Casualty 3.2%
AssuredPartners, Inc.(e),(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.816%	3,320,296	3,337,427
Asurion LLC(e),(f)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.680%	962,015	939,302
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 07/31/2027	8.680%	1,455,000	1,411,350
Asurion LLC (e),(f)
Tranche B11 Term Loan
1-month Term SOFR + 4.250% 08/19/2028	9.666%	496,241	483,294
Broadstreet Partners, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.750% 01/27/2029	9.066%	2,992,500	2,999,981
Hub International Ltd.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 06/20/2030	8.575%	4,470,402	4,492,575
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(e),(f)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.066%	3,536,849	3,548,804
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Truist Insurance Holdings LLC(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 03/24/2031	8.586%	3,288,730	3,294,913
USI, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.250% 09/27/2030	8.552%	2,042,011	2,047,116
Tranche B Term Loan
3-month Term SOFR + 3.000% 11/22/2029	8.302%	2,982,022	2,987,807
Total			25,542,569
Restaurants 1.9%
1011778 BC ULC(e),(f)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.566%	2,201,773	2,203,336
Carrols Restaurant Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% 04/30/2026	8.666%	1,932,752	1,932,752
Dave & Buster’s, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	8.625%	2,698,000	2,705,123
IRB Holding Corp.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.166%	4,212,392	4,217,236
Whatabrands LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/03/2028	8.680%	4,679,017	4,694,599
Total			15,753,046
Retailers 2.0%
CWGS Group LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 06/03/2028	7.930%	1,996,787	1,950,662
Great Outdoors Group LLC(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.180%	4,989,163	4,986,469

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/19/2027	8.180%	3,376,392	3,377,304
PetSmart LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.166%	2,380,397	2,343,501
Restoration Hardware, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.666%	2,413,833	2,372,025
Restoration Hardware, Inc.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	3.000%	1,000,000	972,080
Total			16,002,041
Technology 20.5%
Adeia, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/08/2028	8.930%	3,372,204	3,384,850
Ahead DB Holdings LLC(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 02/01/2031	9.559%	2,000,000	2,010,000
Applied Systems, Inc.(e),(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/24/2031	8.809%	1,500,000	1,510,125
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.916%	2,150,952	2,141,983
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.166%	4,246,828	4,158,367
athenahealth Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.566%	4,580,979	4,569,526
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Atlas CC Acquisition Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.855%	2,907,101	2,662,265
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.855%	591,275	541,478
Avaya, Inc.(e),(f),(h)
Term Loan
1-month Term SOFR + 1.500% Floor 1.000% 08/01/2028	6.818%	1,855,271	1,600,951
Barracuda Parent LLC(e),(f)
1st Lien Term Loan
6-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.814%	1,633,346	1,633,085
Boost Newco Borrower LLC(e),(f)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 01/31/2031	8.309%	4,068,053	4,075,701
Camelot US Acquisition LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	8.066%	3,875,212	3,881,257
Central Parent LLC(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.309%	4,887,034	4,904,383
Cloud Software Group, Inc.(e),(f)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.500% 09/29/2028	9.909%	2,087,076	2,084,739
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	9.909%	3,283,967	3,282,588
Cloudera, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.166%	3,296,269	3,278,403
Coherent Corp.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2029	7.816%	2,985,850	2,994,240
Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CoreLogic, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.930%	3,656,250	3,519,141
Cotiviti Holdings, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.250% 05/01/2031	8.563%	3,958,608	3,961,894
DCert Buyer, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	9.316%	3,868,735	3,856,703
Dun & Bradstreet Corp. (The)(e),(f)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.068%	5,097,898	5,105,697
Ellucian Holdings, Inc.(e),(f),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.916%	4,464,313	4,476,277
Endurance International Group Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.939%	2,936,833	2,834,044
Gen Digital, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/12/2029	7.416%	2,400,239	2,402,351
Genesys Cloud Services Holdings I LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.180%	383,189	385,106
GoTo Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 4.750% 04/30/2028	10.173%	3,342,287	3,170,995
1-month Term SOFR + 4.750% 04/30/2028	10.173%	2,338,881	1,774,626
Greeneden US Holdings I LLC(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.816%	191,579	192,228
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(e),(f)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.077%	2,928,559	2,916,346
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idemia Group SAS(e),(f)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	9.559%	3,327,533	3,335,852
Idera, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/02/2028	9.206%	3,612,826	3,593,064
Informatica LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% 10/27/2028	8.195%	4,642,884	4,647,527
Ingram Micro, Inc.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.571%	2,500,000	2,506,250
ION Trading Finance Ltd.(e),(f)
Term Loan
3-month Term SOFR + 4.750% 04/01/2028	10.152%	1,429,009	1,428,709
Loyalty Ventures, Inc.(e),(i)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	23,773
Lummus Technology Holdings V LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.930%	3,527,335	3,536,647
McAfee Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	9.177%	5,018,956	5,019,659
Mitchell International, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	9.180%	3,269,602	3,271,792
Mitnick Corporate Purchaser, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.930%	1,189,800	1,139,233
MYOB US Borrower LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/06/2026	9.316%	1,571,625	1,567,036

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Natel Engineering Co., Inc.(e),(f)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	11.693%	2,826,769	2,466,356
Neptune BidCo US, Inc.(e),(f)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	10.156%	1,545,442	1,441,125
Nielsen Consumer, Inc.(e),(f)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.566%	1,748,930	1,741,829
Open Text Corp.(e),(f)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	8.166%	2,541,753	2,547,447
Peraton Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.166%	4,860,576	4,859,701
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	13.176%	995,348	999,707
Presidio Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% 01/22/2027	8.929%	3,433,572	3,433,572
Project Boost Purchaser LLC(e),(f)
Tranche 2 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 05/30/2026	9.071%	3,167,149	3,172,438
Proofpoint, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.680%	4,044,580	4,061,001
Rackspace Finance, LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	8.186%	2,899,483	1,335,589
Riverbed Technology LLC(e),(f),(h)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	7.809%	442,895	274,041
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.666%	1,273,600	1,110,945
Sabre GLBL, Inc.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.930%	720,560	626,887
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.930%	1,128,866	982,113
Sovos Compliance LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.930%	4,350,053	4,292,719
Tempo Acquisition LLC(e),(f)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/31/2028	8.066%	4,858,623	4,870,770
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	3,172,977	3,186,716
Ultra Clean Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% 02/25/2028	8.816%	2,447,654	2,450,713
Verscend Holdings Corp.(e),(f)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/27/2025	11.500%	3,907,014	3,907,991
Virtusa Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	9.166%	3,408,870	3,417,392
VS Buyer LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% 04/12/2031	8.569%	602,499	603,643
Total			165,161,586
Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.9%
Brown Group Holding LLC(e),(f)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/02/2029	8.334%	3,122,080	3,124,046
First Student Bidco, Inc.(e),(f)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.564%	2,101,389	2,102,377
3-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	9.402%	1,168,077	1,169,537
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.564%	639,096	639,397
Total			7,035,357
Wireless 0.8%
Altice France SA(e),(f)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.829%	2,319,839	1,733,360
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Crown Subsea Communications Holdings, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 01/30/2031	10.080%	3,678,232	3,701,221
SBA Senior Finance II LLC(e),(f)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.320%	1,263,184	1,266,961
Total			6,701,542
Total Senior Loans (Cost $741,573,983)			733,274,829

Money Market Funds 7.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(j),(k)	57,724,248	57,706,931
Total Money Market Funds (Cost $57,709,551)		57,706,931
Total Investments in Securities (Cost: $847,287,440)		835,683,832
Other Assets & Liabilities, Net		(29,130,558)
Net Assets		806,553,274
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2024, the total value of these securities amounted to $4, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $31,160,985, which represents 3.86% of total net assets.

(e)
The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Variable rate security. The interest rate shown was the current rate as of April 30, 2024.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security in default.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2024.

Columbia Floating Rate Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	100,083,642	218,504,380	(260,879,484)	(1,607)	57,706,931	9,931	2,299,094	57,724,248
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Floating Rate Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT149_07_P01_(06/24)